Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Finished products	83,843,751	74,897,803
In process products	3,109,463	2,861,150
Raw material	127,732,091	114,911,632
In transit raw material	8,488,881	5,236,825
Materials and products	6,206,087	5,618,614
Realizable net value estimate and obsolescence	(1,318,036)	(1,538,133)
Total	228,062,237	201,987,891

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Initial balance	(1,538,133)	(2,337,354)
Inventories write-down estimation	(3,081,986)	(2,268,199)
Estimates resulting from business combinations (1)	(101,244)	-
Inventories recognised as an expense	3,296,095	2,981,075
Business combinations effect	107,232	86,345
Total	(1,318,036)	(1,538,133)
(1)	See Note 15 – Business Combinations .